UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: March 31, 2013
Check here if Amendment                             ]; Amendment number:
This Amendment (Check only one.):                   ] is a restatement.
                                                    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Moon Capital Management LP
Address: 499 Park Avenue
New York, NY 10022

13F File Number: 028-12266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: John W. Moon
Title: Managing Member of JWM Capital, LLC its general partner
Phone: 212-652-4500

Signature, Place, and Date of Signing:

John W. Moon New York, NY  4/26/2013

Report Type (Check only one.):

                                                      X] 13F HOLDINGS REPORT.
                                                       ] 13F NOTICE.
                                                       ] 13F COMBINATION REPORT.

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FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 30

Form 13F Information Table Value Total: $218,164


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                           Form 13F File NuName
                             1028-12268       JWM Capital LLC
                             2028-12267       John W. Moon

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FORM 13F INFORMATION TABLE

                              Title                      Value  SH /           PUT    InvestmenOtherVoting Authority
Name of Issuer                of class        CUSIP      (x $'00PRN            CALLQTYDiscretioManagSole      ShareNone
AU OPTRONICS CORP             SPONSORED ADR   002255107   12,705  2,954,592 SH        DEFINED  1,2   2,954,592
BARRICK GOLD CORP             COM             067901108    4,072    138,500 SH        DEFINED  1,2     138,500
OI S.A.                       SPN ADR REP PFD 670851203    1,044    343,469 SH        DEFINED  1,2     343,469
CHINA ZENIX AUTO INT          ADS             16951E104      472    153,379 SH        DEFINED  1,2     153,379
COMPANHIA BRASILEIRA DE DIST  SPN ADR PFD CL A20440T201    9,107    170,923 SH        DEFINED  1,2     170,923
COMPANHIA DE BEBIDAS DAS AME  SPON ADR PFD    20441W203    9,171    216,666 SH        DEFINED  1,2     216,666
COPA HOLDINGS SA              CL A            P31076105    6,098     50,986 SH        DEFINED  1,2      50,986
CORNING INC                   COM             219350105    7,635    572,789 SH        DEFINED  1,2     572,789
CTC MEDIA INC                 COM             12642X106    3,139    266,243 SH        DEFINED  1,2     266,243
FORD MOTOR CO                 COM PAR $0.01   345370860    9,302    707,360 SH        DEFINED  1,2     707,360
GENERAL MOTORS                COM             37045V100    6,435    231,300 SH        DEFINED  1,2     231,300
GOODYEAR TIRE & RUBB          COM             382550101    1,695    134,471 SH        DEFINED  1,2     134,471
HERTZ GLOBAL HOLDING          COM             42805T105    7,933    356,384 SH        DEFINED  1,2     356,384
LAS VEGAS SANDS CORP          COM             517834107    6,702    118,943 SH        DEFINED  1,2     118,943
MELCO PBL ENTERTAINM          ADR             585464100   25,296  1,083,344 SH        DEFINED  1,2   1,083,344
MERITOR INC                   COM             59001K100    5,552  1,173,700 SH        DEFINED  1,2   1,173,700
MICROSOFT CORP                COM             594918104    1,576     55,103 SH        DEFINED  1,2      55,103
NEW ORIENTAL EDUCATI          SPON ADR        647581107      187     10,400 SH        DEFINED  1,2      10,400
NII HOLDINGS INC              CL B N          62913F201    5,036  1,164,395 SH        DEFINED  1,2   1,164,395
QUALCOMM INC                  COM             747525103   17,943    268,040 SH        DEFINED  1,2     268,040
RENREN INC-ADR                SPONSORED ADR   759892102      514    177,982 SH        DEFINED  1,2     177,982
SEAGATE TECHNOLOGY            SHS             G7945M107    2,049     56,041 SH        DEFINED  1,2      56,041
SHANDA GAMES LTD              SP ADR REPTG A  81941U105      891    299,045 SH        DEFINED  1,2     299,045
SINA CORP                     ORD             G81477104   19,956    410,707 SH        DEFINED  1,2     410,707
SOHU.COM INC                  COM             83408W103    5,854    118,002 SH        DEFINED  1,2     118,002
SOUFUN HOLDINGS LTD           ADR             836034108    2,431     92,740 SH        DEFINED  1,2      92,740
SPDR GOLD TRUST               GOLD SH         78463V107   31,434    203,497 SH        DEFINED  1,2     203,497
TRW AUTOMOTIVE HOLDI          COM             87264S106    8,038    146,139 SH        DEFINED  1,2     146,139
VIMPEL-COMMUNICATION          SPONSORED ADR   92719A106    5,351    450,000 SH        DEFINED  1,2     450,000
YANDEX NV-A                   SHS CLASS A     N97284108      546     23,578 SH        DEFINED  1,2      23,578

